Prepaid Expenses and Other (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	$ 60.3	$ 53.4
Mobile airtime inventory	10.9	13.3
Income tax receivable	16.5	19.7
Other	15.9	14.9
Prepaid expenses and other	$ 103.6	$ 101.3